Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022

Income (loss) before income taxes:	997,965	1,117,503

Income tax expenses
Current	156,592	238,602
Deferred	(202,523)	(9,505)

Total income tax expense	(45,931)	229,097

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2021	2022

Statutory tax rate	31.5%	31.5%
Non-deductible expenses	0.2	0.2
Income tax credits	(1.4)	(1.9)
Change in statutory tax rate	(0.1)	(0.2)
Change in unrecognized tax assets (other than the reversal of a previous write-down of the deferred tax assets below)	(5.5)	(3.7)
Reversal of a previous write-down of the deferred tax assets of the consolidated tax filing group in the United States	(6.6)	—
Reversal of a previous write-down of the deferred tax assets relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	(21.5)	—
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.7	1.0
Lower tax rate applied to life and non-life insurance business in Japan	(0.5)	(0.4)
Foreign income tax differential	(4.4)	(5.5)
Adjustments to tax reserves	(0.4)	0.8
Controlled Foreign Company taxation in Japan	3.0	(1.8)
Other	0.4	0.5

Effective income tax rate	-4.6%	20.5%

Schedules of deferred tax assets and liabilities by major cause of their occurrence

The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2021
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	34,308	50,453	—	—	—	1,409	86,170
Defined benefit liabilities	33,601	34,373	(6,301)	—	—	753	62,426
Amortization including content assets	64,465	(20,432)	—	—	—	218	44,251
Lease liabilities	99,360	(9,413)	—	—	—	871	90,818
Warranty reserves and accrued expenses	51,811	76,032	—	—	—	1,806	129,649
Inventories	2,929	26,549	—	—	—	236	29,714
Depreciation	15,973	23,787	—	—	—	471	40,231
Tax credit carryforwards	16,120	31,944	—	—	—	251	48,315
Loss allowances	8,505	(1,391)	—	—	—	51	7,165
Impairment of investments	1,506	5,441	—	—	—	(147)	6,800
Deferred revenue	24,420	(326)	—	—	—	408	24,502
Other	95,874	53,236	2,261	—	1,478	(607)	152,242

Total deferred tax assets	448,872	270,253	(4,040)	—	1,478	5,720	722,283

Deferred tax liabilities:
Insurance acquisition costs	(54,312)	(14,978)	(107,445)	—	—	(10)	(176,745)
Insurance contract liabilities	(77,359)	(89)	(73,614)	—	—	1	(151,061)
Non-current other receivables in the Pictures segment	(26,214)	17,984	—	—	—	336	(7,894)
Right-of-use assets	(96,978)	13,149	—	—	—	(899)	(84,728)
Equity securities measured at FVOCI	(4,916)	2,296	(46,382)	—	—	(2,009)	(51,011)
Equity securities measured at FVPL	(36,160)	(53,736)	—	—	—	2,178	(87,718)
Debt securities measured at FVOCI	(766,567)	(459)	261,112	—	—	—	(505,914)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(89,909)	1,556	—	—	—	(5,128)	(93,481)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(24,498)	(12,740)	—	—	—	(1,928)	(39,166)
Investment in M3	(38,303)	(3,044)	—	—	—	—	(41,347)
Other	(40,530)	(17,669)	(11)	(224)	357	(2,110)	(60,187)

Total deferred tax liabilities	(1,279,695)	(67,730)	33,660	(224)	357	(9,569)	(1,323,201)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2022
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	86,170	(16,573)	—	—	—	1,490	71,087
Defined benefit liabilities	62,426	20,721	(9,493)	—	1,640	(2,729)	72,565
Amortization including content assets	44,251	(20,323)	—	—	—	2,831	26,759
Lease liabilities	90,818	5,091	—	1,244	—	(1,053)	96,100
Warranty reserves and accrued expenses	129,649	8,389	—	134	—	3,172	141,344
Inventories	29,714	(547)	—	—	—	379	29,546
Depreciation	40,231	2,539	—	161	—	258	43,189
Tax credit carryforwards	48,315	(12,007)	—	—	—	2,576	38,884
Loss allowances	7,165	98	—	2	—	483	7,748
Impairment of investments	6,800	3,418	—	—	—	(402)	9,816
Deferred revenue	24,502	3,779	—	—	—	2,904	31,185
Other	152,242	(32,131)	(538)	13,304	(125)	7,842	140,594

Total deferred tax assets	722,283	(37,546)	(10,031)	14,845	1,515	17,751	708,817

Deferred tax liabilities:
Insurance acquisition costs	(176,745)	(13,182)	(1,261)	—	—	(286)	(191,474)
Insurance contract liabilities	(151,061)	(10,796)	(5,480)	—	—	—	(167,337)
Non-current other receivables in the Pictures segment	(7,894)	8,009	—	—	—	(115)	—
Right-of-use assets	(84,728)	25,955	—	(1,245)	—	452	(59,566)
Equity securities measured at FVOCI	(51,011)	1,841	33,085	—	—	116	(15,969)
Equity securities measured at FVPL	(87,718)	36,915	—	—	—	(2,336)	(53,139)
Debt securities measured at FVOCI	(505,914)	9,822	168,937	—	—	(204)	(327,359)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(93,481)	(1,209)	—	—	—	(6,904)	(101,594)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(39,166)	(15,031)	—	—	—	(1,834)	(56,031)
Investment in M3	(41,347)	(1,345)	—	—	—	—	(42,692)
Other	(60,187)	6,072	(292)	(15,230)	765	1,262	(67,610)

Total deferred tax liabilities	(1,323,201)	47,051	194,989	(16,475)	765	(9,849)	(1,106,720)

* Other mainly consists of exchange differences on translating foreign operations.